Securities (Summary of Unrealized Gains and Losses) (Details) - CAD ($) $ in Millions	Jul. 31, 2026	Oct. 31, 2025
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Fair value	$ 135,092	$ 126,369
Securities [Member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	134,071	125,518
Gross unrealized gains	1,095	864
Gross unrealized (losses)	(448)	(301)
Fair value	134,718	126,081
Securities [Member] | Debt securities [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	130,540	122,663
Gross unrealized gains	751	571
Gross unrealized (losses)	(337)	(200)
Fair value	130,954	123,034
Securities [Member] | Government and government-related securities [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	106,768	100,939
Gross unrealized gains	642	454
Gross unrealized (losses)	(294)	(159)
Fair value	107,116	101,234
Securities [Member] | Government and government-related securities [member] | Canadian government federal debt [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	16,468	15,956
Gross unrealized gains	65	23
Gross unrealized (losses)	(55)	(88)
Fair value	16,478	15,891
Securities [Member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	24,761	20,971
Gross unrealized gains	211	120
Gross unrealized (losses)	(41)	(11)
Fair value	24,931	21,080
Securities [Member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	54,137	54,279
Gross unrealized gains	318	267
Gross unrealized (losses)	(185)	(54)
Fair value	54,270	54,492
Securities [Member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	9,763	7,864
Gross unrealized gains	40	15
Gross unrealized (losses)	(12)	(4)
Fair value	9,791	7,875
Securities [Member] | Government and government-related securities [member] | Mortgage-backed securities [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	1,639	1,869
Gross unrealized gains	8	29
Gross unrealized (losses)	(1)	(2)
Fair value	1,646	1,896
Securities [Member] | Other debt securities [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	23,772	21,724
Gross unrealized gains	109	117
Gross unrealized (losses)	(43)	(41)
Fair value	23,838	21,800
Securities [Member] | Other debt securities [member] | Asset-backed financings [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	8,350	8,713
Gross unrealized gains	33	11
Gross unrealized (losses)	(9)	(15)
Fair value	8,374	8,709
Securities [Member] | Other debt securities [member] | Corporate and other debt [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	15,422	13,011
Gross unrealized gains	76	106
Gross unrealized (losses)	(34)	(26)
Fair value	15,464	13,091
Securities [Member] | Equity Securities [Member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	3,531	2,855
Gross unrealized gains	344	293
Gross unrealized (losses)	(111)	(101)
Fair value	3,764	3,047
Securities [Member] | Equity Securities [Member] | Common shares [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	2,761	2,332
Gross unrealized gains	246	226
Gross unrealized (losses)	(32)	(22)
Fair value	2,975	2,536
Securities [Member] | Equity Securities [Member] | Preference shares [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	770	523
Gross unrealized gains	98	67
Gross unrealized (losses)	(79)	(79)
Fair value	$ 789	$ 511